RYDEX VARIABLE TRUST

                      Supplement dated May 23, 2007 to the
                       Rydex Variable Trust Prospectus and
                       Statement of Additional Information
                                Dated May 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.
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I.  FUND NAME CHANGES

Effective June 30, 2007, the names of the following Rydex Variable Funds will be changed as reflected in the table below.

     ---------------------------------------------------- ----------------------------------------------------------
                                                                                 NEW NAMES
                     CURRENT FUND NAMES                                    EFFECTIVE JUNE 30, 2007
                     ------------------                                    -----------------------
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Dow Fund                                     Dow 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic OTC Fund                                     OTC 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Russell 2000(R) Fund                           Russell 2000(R) 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic S&P 500 Fund                                 S&P 500 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Strengthening Dollar Fund                    Strengthening Dollar 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Weakening Dollar Fund                        Weakening Dollar 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Europe Advantage Fund                                Europe 1.25x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Government Long Bond Advantage Fund                  Government Long Bond 1.2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Dynamic Dow Fund                             Inverse Dow 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Dynamic OTC Fund                             Inverse OTC 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Dynamic Russell 2000(R) Fund                   Inverse Russell 2000(R) 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Dynamic S&P 500 Fund                         Inverse S&P 500 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Government Long Bond Fund                    Inverse Government Long Bond Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Mid-Cap Fund                                 Inverse Mid-Cap Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse OTC Fund                                     Inverse OTC Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Russell 2000(R) Fund                           Inverse Russell 2000(R) Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse S&P 500 Fund                                 Inverse S&P 500 Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Japan Advantage Fund                                 Japan 1.25x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Mid-Cap Advantage Fund                               Mid-Cap 1.5x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Russell 2000(R) Advantage Fund                         Russell 2000(R) 1.5x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------

II.  FUND INVESTMENT STRATEGY CHANGES

Effective August 1, 2007, the non-fundamental policy of each Fund listed above (except for the Dynamic OTC, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Inverse Dynamic OTC, and Inverse OTC Funds) and the Commodities Strategy Fund to invest at least 80% of their net assets in a particular investment will be rescinded. Until August 1, 2007, each Fund listed above (except for the Dynamic OTC, Dynamic Strengthening Dollar, Dynamic Weakening Dollar, Inverse Dynamic OTC, and Inverse OTC Funds) and the Commodities Strategy Fund will continue to be subject to the non-fundamental investment policy to invest at least 80% of their net assets in a particular investment as set forth in the Funds' current Prospectus and SAI(s) as listed above.

THE NAME CHANGES AND RESCISSION OF THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DO NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAIN UNCHANGED, OR THE MANNER IN WHICH THE FUNDS SEEK TO MEET THEIR RESPECTIVE INVESTMENT OBJECTIVES.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


VITSER-1-SUP-0507x0408